INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward and credits	$ 6,574	$ 17,417
Operating lease liabilities	46,203	54,861
Research and development expenses carryforward	8,479	13,685
Share-based compensation	55,301	54,310
Depreciation differences	0	352
Accrued employees costs	4,780	4,138
Other	2,041	2,779
Deferred tax assets	123,378	147,542
Valuation allowance	(72,814)	(91,616)
Deferred tax liabilities:
Unrealized gains on marketable and other equity securities	766	5,277
Property and equipment	941	1,972
Operating lease ROU assets	46,897	52,502
Other	1,771	1,285
Deferred Tax Liabilities, Gross	52,529	63,093
Deferred tax liabilities	1,965	7,167
Deferred Tax Liabilities, Intangible Assets	2,154	2,057
Long-term liabilities
Deferred tax liabilities:
Deferred tax liabilities	$ 1,965	$ 7,167